PURCHASE OF U.S. PAPER MILLS (Tables)	12 Months Ended
Dec. 31, 2015
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The final allocation to the assets acquired and liabilities assumed on the basis of their respective fair values as at January 7, 2015 is as follows:

January 7, 2015
Assets acquired:
Accounts receivable	$56.1
Inventories	80.8
Prepaids and other	0.9
Property, plant and equipment	91.7
Long-term assets	0.2
229.7
Liabilities assumed:
Accounts payable and accruals	$65.6
Long-term environmental remedial obligations	4.6
Long-term employee future benefits	10.0
Other long-term liabilities	5.0
Deferred income tax liability	26.7
111.9
Fair value of acquired net assets	$117.8
Consideration paid	$73.9

Business Acquisition, Pro Forma Information [Table Text Block]
The amount of sales and net earnings of the U.S. mills included in our consolidated statement of operations from the date of acquisition, through the period ended December 31, 2015, was as follows:

January 7, 2015 to December 31, 2015
Sales	$885.6
Net loss	(14.9)

The mills are financially and operationally self-sustaining and accordingly, the current rate method has been used for the translation of its financial statements to Canadian dollars upon consolidation.

The following unaudited pro forma information reflects our consolidated results of operations as if the acquisition had taken place January 1, 2014. The unaudited pro forma information is not necessarily indicative of the results of operations that we would have reported had the transaction actually occurred at the beginning of these periods nor is it necessarily indicative of future results. The unaudited pro forma financial information does not reflect the impact of future events that may occur after the acquisition, including, but not limited to, anticipated cost savings from synergies or other operational improvements.

	2015 [1]	2014
Sales	$1,991.1	$1,955.8
Net loss	(49.4)	(106.9)

1	The amount of sales and net earnings of the U.S. mills included in our consolidated statement of operations are from January 7, 2015 to December 31, 2015.